October 31, 2001


VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


     Re:  The Prudential Variable Contract Account GI-2
          CIK - 0001008003
          Request for Withdrawal of Prospectus Supplement - File No. 333-01031
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Ladies and Gentlemen:

The Prospectus Supplement filed and accepted on October 22, 2001 (Accession
No.: 0000891554-01-505866) was filed in error and therefore should be disregarded.


                                              Sincerely,


                                              Diane Brand
                                              Vice President, Corporate Counsel